Accounts receivable	12 Months Ended
Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Financing Receivables [Text Block]
Note 3 – Accounts receivable

Accounts receivable consisted of the following:

	December 31 2016	December 31, 2015

Accounts receivable	$41,577,348	$41,709,235
Allowance for doubtful accounts	(936,456)	(1,224,364)

Accounts receivable, net	$40,640,892	$40,484,871

Approximately 21% of the accounts receivable balances (equivalent to approximately $8.9 million) as of December 31, 2016 have been collected by March 31, 2017.

An analysis of the allowance for doubtful accounts for the years ended December 31, 2016 and 2015 is as follows:

	Years ended December 31,
	2016	2015
Balance at beginning of year	$1,224,364	$307,710
Addition to doubtful accounts expense	547,176	1,033,782
Deduction – collection of doubtful accounts	(748,241)	(106,246)
Translation adjustments	(86,843)	(10,882)

Balance at end of year	$936,456	$1,224,364